Schedule of Options Exercisable (Detail) (Options Exercisable, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Exercisable
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, shares	796,720	886,605	854,056
Weighted average exercise price	$ 50.37	$ 40.65	$ 38.73